Note 23 Liabilities under insurance and reinsurance contracts by type of product (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[2]	Dec. 31, 2021
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities		€ 10,981	€ 12,110	€ 10,131	[1]	€ 9,972
Liabilities for remaining coverage [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities		9,835	10,900	9,157
6311 Life Insurance [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities		9,555	10,657	8,962
6311 Life Insurance [Member] | Individual life insurance [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities	[3]	7,643	8,900	7,592
6311 Life Insurance [Member] | Group insurance [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities	[4]	1,912	1,757	1,370
Non-life insurance [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities		280	243	195
Liabilities for incurred claims [member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities		€ 1,146	€ 1,210	€ 974

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(3) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[3]	(1) Provides coverage in the event of death, disability and serious illness.
[4]	(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of their employees.